Significant Accounting Policies - Summary of Estimated Impact on the Adoption of IFRS 16 on the Operating Results and the Financial Results Including Cash Flow (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Operating (loss)/profit	¥ (11,864)	¥ 10,838	¥ 8,819	[1]
Interest expense	6,716	5,845	3,202	[1]
Exchange gain/(loss), net	3,485	(1,477)	(1,853)	[1]
Share of associates' results	(776)	(178)	263	[1],[2]
(Loss)/profit before income tax	(15,195)	4,055	4,364	[2]
(Loss)/profit for the year	(11,827)	3,084	3,364	[1]
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities	10,727	39,728	21,174	[1]
Interest paid	(6,646)	(7,014)	(4,255)	[1]
Net cash generated from operating activities	2,698	31,175	15,388	[1]
Net cash generated from / (used in) financing activities	¥ 28,945	(21,833)	5,220	[1]
Amounts reported under IFRS 16 [Member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Operating (loss)/profit		10,838
Interest expense		(5,845)
Exchange gain/(loss), net		(1,477)
Share of associates' results		(178)
(Loss)/profit before income tax		4,055
(Loss)/profit for the year		3,084
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities		39,728
Interest paid		(7,014)
Net cash generated from operating activities		31,175
Capital element of lease rentals paid		(17,784)
Net cash generated from / (used in) financing activities		(21,833)
Depreciation, maintenance and interest expenses under IFRS 16 [Member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Operating (loss)/profit		7,580
Interest expense		2,380
Exchange gain/(loss), net		756
Share of associates' results
(Loss)/profit before income tax		10,716
(Loss)/profit for the year		10,716
Difference in shares of associates between IAS 17 And IFRS 16 [Member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Operating (loss)/profit
Interest expense
Exchange gain/(loss), net
Share of associates' results		216
(Loss)/profit before income tax		216
(Loss)/profit for the year		216
Estimated amounts related to operating leases as if under IAS 17 [Member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Operating (loss)/profit		9,491
Interest expense
Exchange gain/(loss), net
Share of associates' results
(Loss)/profit before income tax		9,491
(Loss)/profit for the year		9,491
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities		(9,491)
Interest paid		2,380
Net cash generated from operating activities		(7,111)
Capital element of lease rentals paid		7,111
Net cash generated from / (used in) financing activities		7,111
Previously stated [member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Operating (loss)/profit		8,927
Interest expense		(3,465)
Exchange gain/(loss), net		(721)
Share of associates' results		38
(Loss)/profit before income tax		5,496
(Loss)/profit for the year		4,525
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities		30,237
Interest paid		(4,634)
Net cash generated from operating activities		24,064
Capital element of lease rentals paid		(10,673)
Net cash generated from / (used in) financing activities		(14,722)
Compared to amounts reported for 2018 under IAS 17 [Member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Operating (loss)/profit		8,819
Interest expense		(3,202)
Exchange gain/(loss), net		(1,853)
Share of associates' results		263
(Loss)/profit before income tax		4,364
(Loss)/profit for the year		¥ 3,364
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities			21,174
Interest paid			(4,255)
Net cash generated from operating activities			15,388
Capital element of lease rentals paid			(10,433)
Net cash generated from / (used in) financing activities			¥ 5,220

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).